EQUITY - Non-controlling shareholders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Equity at beginning of period	R$ 68,455,847	R$ 70,006,196	R$ 69,556,764
Company	68,403,740
Non-controlling shareholders	52,107
Statements of income movements after closing	5,039,977	4,057,902	6,229,357
Company	5,029,389	4,085,013	6,239,364
Non-controlling shareholders	10,588	(27,111)	(10,007)
Equity at end of period	69,627,320	68,455,847	70,006,196
Company	69,566,795	68,403,740
Non-controlling shareholders	60,525	52,107
Total
Disclosure of subsidiaries [line items]
Equity at beginning of period	123,938	158,030
Company	71,831	79,030
Non-controlling shareholders	52,107	79,000
Company	30,052	(7,199)
Capital contributions in investees	25,066	4,900
Movements in equity	(2,682)	15,544
Movements in result	7,668	(27,643)
Non-controlling shareholders	8,418	(26,893)
Capital contributions in investees	511	100
Movements in equity	(2,681)	118
Movements in result	10,588	(27,111)
Equity at end of period	162,408	123,938	158,030
Company	101,883	71,831	79,030
Non-controlling shareholders	60,525	52,107	79,000
Telefnica Cloud e Tecnologia do Brasil ("CloudCo Brasil")
Disclosure of subsidiaries [line items]
Equity at beginning of period	21,575	76,845
Company	10,789	38,430
Non-controlling shareholders	10,786	38,415
Company	586	(27,641)
Movements in equity	55	(39)
Movements in result	531	(27,602)
Non-controlling shareholders	585	(27,629)
Movements in equity	55	(39)
Movements in result	530	(27,590)
Equity at end of period	22,746	21,575	76,845
Company	11,375	10,789	38,430
Non-controlling shareholders	11,371	10,786	38,415
Telefnica IoT, Big Data e Tecnologia do Brasil S.A. ("IoTCo Brasil")
Disclosure of subsidiaries [line items]
Equity at beginning of period	81,838	81,185
Company	40,927	40,600
Non-controlling shareholders	40,911	40,585
Company	7,386	327
Movements in equity	(2,737)	(164)
Movements in result	10,123	491
Non-controlling shareholders	7,383	326
Movements in equity	(2,736)	(164)
Movements in result	10,119	490
Equity at end of period	96,607	81,838	81,185
Company	48,313	40,927	40,600
Non-controlling shareholders	48,294	40,911	40,585
Vivo Ventures ("VV")
Disclosure of subsidiaries [line items]
Equity at beginning of period	20,525	0
Company	20,115
Non-controlling shareholders	410
Company	22,080	20,115
Capital contributions in investees	25,066	4,900
Movements in equity		15,747
Movements in result	(2,986)	(532)
Non-controlling shareholders	450	410
Capital contributions in investees	511	100
Movements in equity		321
Movements in result	(61)	(11)
Equity at end of period	43,055	20,525	R$ 0
Company	42,195	20,115
Non-controlling shareholders	R$ 860	R$ 410